Right of use asset and lease liability - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) mi² Property
Disclosure of quantitative information about right-of-use assets [line items]
Company's incremental borrowing rate	12.75%
Lease term				6 years
Number of rural property | Property				15
Rural area of land | mi²				4.2
Interest expense on lease liabilities	$ 47,458		$ 83,862
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset and lease liability at inception				$ 778,479
Exploration and evaluation assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 47,458	$ 65,078